Segment Reporting	12 Months Ended
Apr. 27, 2019
Segment Reporting
13.	Segment Reporting

The Company’s two operating segments are B&N Retail and NOOK.
B&N Retail
This segment includes 627 bookstores as of April 27, 2019, primarily under the Barnes & Noble Booksellers trade name. These Barnes & Noble stores generally offer a comprehensive trade book title base, a café, departments dedicated to Kids and Young Adults, Toys & Games, DVDs, Music & Vinyl, Gift, Magazine and Bargain products, and a dedicated NOOK
®
area. The stores also offer a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s eCommerce website, www.barnesandnoble.com, and its publishing operation, Sterling Publishing Co., Inc.
NOOK
This segment includes the Company’s digital business, including the development and support of the Company’s NOOK
®
product offerings. The digital business includes digital content such as eBooks, digital audio books, digital newsstand and sales of NOOK
®
devices and accessories to B&N Retail.
Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
B&N Retail	$3,481,949	$3,575,614	$3,784,655
NOOK	92,136	111,487	146,514
Elimination (a)	(21,340)	(24,821)	(36,611)
Total	$3,552,745	$3,662,280	$3,894,558

Depreciatio n and Amortizat ion	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
B&N Retail	$87,887	$94,334	$98,877
NOOK	9,792	12,006	19,010
Total	$97,679	$106,340	$117,887

Operating Income (Loss)	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
B&N Retail	$22,902	$(119,394)	$90,663
NOOK	(6,373)	(8,464)	(36,355)
Total	$16,529	$(127,858)	$54,308

Capital Expenditures	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
B&N Retail	$107,914	$80,670	$89,706
NOOK	5,817	6,981	6,552
Total	$113,731	$87,651	$96,258

Total Assets (b)	As of April 27, 2019	As of April 28, 2018
B&N Retail	$1,678,632	$1,724,279
NOOK	27,002	25,289
Total	$1,705,634	$1,749,568

(a)	Represents sales from NOOK to B&N Retail on a sell-through basis.

(b)	Excludes intercompany balances.

A reconciliation of operating income (loss) from reportable segments to income (loss) before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
Reportable segments operating income (loss)	$16,529	$(127,858)	$54,308
Interest expense, net and amortization of deferred financing costs	(13,447)	(9,837)	(7,509)
Consolidated income (loss) before taxes	$3,082	$(137,695)	$46,799